RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details)	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Percentage of outstanding shares of tender offer or exchange offer to be accepted by holders, to receive cash for warrants	50.00%